Inventories (Quarter) (Detail) - Inventories (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw materials	$ 1,834	$ 1,826	$ 3,948
Work-in-progress	515	449	152
Finished goods	560	600	752
Total Inventories	$ 2,909	$ 2,875	$ 4,852